Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents
Cash and cash equivalents	R 40,221	R 38,423
Restricted cash and cash equivalents	3,083	2,627
Cash and cash equivalents, including restricted	43,304	41,050
Bank overdraft	(118)	(1)
Total cash and cash equivalents	43,186	41,049	R 45,262	R 53,767
Rand
Cash and cash equivalents
Total cash and cash equivalents	27,801	28,480
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,830	2,258
US dollar
Cash and cash equivalents
Total cash and cash equivalents	11,374	9,023
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,181	R 1,288